Segment Reporting - Summary of Operating Segments ( Balance Sheet ) (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and Due from Banks	$ 9,367,222,727	$ 8,872,753,639
Debt Securities at fair value through profit or loss	1,587,923,268	1,984,609,209
Derivative Financial Instruments	55,865,119	5,474,158
Repurchase Transactions	726,099,832	0
Other Financial Assets	578,069,414	2,284,186,382
Loans and Other Financing	23,273,441,117	18,927,356,587
Other Debt Securities	5,887,946,563	5,894,312,403
Financial Assets Pledged as Collateral	1,499,749,362	1,952,730,949
Current Income Tax Assets	103,036,671	275,250
Investments in Equity Instruments	120,770,829	55,364,705
Equity investments in Associates and Joint Ventures	12,814,800	5,377,403
Property, Plant and Equipment	1,195,523,954	1,309,595,295
Intangible Assets	381,323,558	400,547,888
Deferred Income Tax Assets	474,873,250	556,812,480
Insurance Contract Assets	64,177,493	45,047,540
Reinsurance Contract Assets	77,776,604	71,638,586
Other Non-financial Assets	253,272,059	377,046,673
Non-current Assets Held for Sale	9,564,118	19,108,203
Total Assets	45,669,450,738	42,762,237,350
Liabilities
Deposits from customers	27,668,939,952	24,513,231,226
Liabilities at fair value through profit or loss	54,443,078	11,846,653
Derivative Financial Instruments	18,340,612	10,092,756
Repurchase Transactions	677,097,037	567,875,904
Other Financial Liabilities	4,237,874,913	4,631,605,767
Financing Received from the Argentine Central Bank and Other Financial Institutions	881,745,712	581,156,334
Debt Securities	1,622,340,367	1,327,992,931
Current Income Tax Liabilities	123,173,086	211,528,639
Subordinated Debt Securities	376,190,745	350,069,829
Provisions	126,479,776	528,826,174
Deferred Income Tax Liabilities	26,245,063	180,430,505
Insurance Contracts Liabilities	970,548,854	876,301,784
Other Non-financial Liabilities	1,126,407,179	1,016,372,493
Total Liabilities	37,909,826,374	34,807,330,995
Operating segments | Argentina
Assets
Cash and Due from Banks	9,750,978,338	9,074,595,579
Debt Securities at fair value through profit or loss	1,614,075,560	1,997,858,973
Derivative Financial Instruments	67,038,304	7,402,132
Repurchase Transactions	805,468,147	53,652,807
Other Financial Assets	735,804,076	2,294,266,814
Loans and Other Financing	23,348,187,197	19,057,893,663
Other Debt Securities	6,041,106,872	6,019,703,099
Financial Assets Pledged as Collateral	1,497,931,141	1,951,429,385
Current Income Tax Assets	103,036,671	275,250
Investments in Equity Instruments	113,450,343	55,364,705
Equity investments in Associates and Joint Ventures	12,741,146	5,377,403
Property, Plant and Equipment	1,193,885,500	1,309,168,297
Intangible Assets	381,323,558	400,547,888
Deferred Income Tax Assets	474,873,250	556,812,480
Insurance Contract Assets	64,177,493	45,047,540
Reinsurance Contract Assets	77,776,604	71,638,586
Other Non-financial Assets	253,255,729	377,031,280
Non-current Assets Held for Sale	9,564,118	19,108,203
Total Assets	46,544,674,047	43,297,174,084
Liabilities
Deposits from customers	28,086,965,873	24,726,281,234
Liabilities at fair value through profit or loss	54,874,241	15,939,439
Derivative Financial Instruments	29,513,797	12,020,731
Repurchase Transactions	756,465,352	621,528,516
Other Financial Liabilities	4,292,066,957	4,632,785,291
Financing Received from the Argentine Central Bank and Other Financial Institutions	895,662,025	705,860,409
Debt Securities	1,668,540,690	1,341,793,961
Current Income Tax Liabilities	123,173,086	211,528,639
Subordinated Debt Securities	516,103,776	475,460,525
Provisions	126,479,776	528,826,174
Deferred Income Tax Liabilities	26,245,063	180,430,505
Insurance Contracts Liabilities	970,548,854	876,361,677
Other Non-financial Liabilities	1,257,886,257	1,015,433,967
Total Liabilities	38,804,525,747	35,344,251,068
Operating segments | United States
Assets
Cash and Due from Banks	2,171,038
Debt Securities at fair value through profit or loss	3,908,658
Derivative Financial Instruments	0
Repurchase Transactions	0
Other Financial Assets	2,276,024
Loans and Other Financing	0
Other Debt Securities	0
Financial Assets Pledged as Collateral	203,067
Current Income Tax Assets	0
Investments in Equity Instruments	7,320,486
Equity investments in Associates and Joint Ventures	73,654
Property, Plant and Equipment	1,327,739
Intangible Assets	0
Deferred Income Tax Assets	0
Insurance Contract Assets	0
Reinsurance Contract Assets	0
Other Non-financial Assets	0
Non-current Assets Held for Sale	0
Total Assets	17,280,666
Liabilities
Deposits from customers	0
Liabilities at fair value through profit or loss	0
Derivative Financial Instruments	0
Repurchase Transactions	0
Other Financial Liabilities	1,184,110
Financing Received from the Argentine Central Bank and Other Financial Institutions	0
Debt Securities	0
Current Income Tax Liabilities	0
Subordinated Debt Securities	0
Provisions	0
Deferred Income Tax Liabilities	0
Insurance Contracts Liabilities	0
Other Non-financial Liabilities	1,455,593
Total Liabilities	2,639,703
Operating segments | Uruguay
Assets
Cash and Due from Banks	6,939,675	1,682,718
Debt Securities at fair value through profit or loss	2,892,095	551,266
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Assets	0	0
Loans and Other Financing	35,765	72,437
Other Debt Securities	0	0
Financial Assets Pledged as Collateral	1,615,154	1,301,564
Current Income Tax Assets	0	0
Investments in Equity Instruments	0	0
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	310,715	426,998
Intangible Assets	0	0
Deferred Income Tax Assets	0	0
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	16,330	15,198
Non-current Assets Held for Sale	0	0
Total Assets	11,809,734	4,050,181
Liabilities
Deposits from customers	0	0
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Liabilities	5,058,215	489,955
Financing Received from the Argentine Central Bank and Other Financial Institutions	0	0
Debt Securities	0	0
Current Income Tax Liabilities	0	0
Subordinated Debt Securities	0	0
Provisions	0	0
Deferred Income Tax Liabilities	0	0
Insurance Contracts Liabilities	0	0
Other Non-financial Liabilities	1,916,418	1,576,887
Total Liabilities	6,974,633	2,066,842
Operating segments | Bank
Assets
Cash and Due from Banks	9,073,773,343	8,666,494,690
Debt Securities at fair value through profit or loss	786,284,556	1,346,223,991
Derivative Financial Instruments	64,619,410	7,402,132
Repurchase Transactions	0	53,652,807
Other Financial Assets	131,891,734	807,135,520
Loans and Other Financing	18,296,588,441	14,518,123,943
Other Debt Securities	4,917,894,891	5,465,624,108
Financial Assets Pledged as Collateral	1,357,625,703	1,629,560,126
Current Income Tax Assets	101,050,547	0
Investments in Equity Instruments	109,058,976	41,339,794
Equity investments in Associates and Joint Ventures	3,318,167	5,377,403
Property, Plant and Equipment	1,098,167,416	1,206,960,879
Intangible Assets	329,742,564	348,729,863
Deferred Income Tax Assets	157,183,879	312,524,378
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	160,294,237	278,131,153
Non-current Assets Held for Sale	9,564,118	19,108,203
Total Assets	36,597,057,982	34,706,388,990
Liabilities
Deposits from customers	25,566,662,220	22,860,606,664
Liabilities at fair value through profit or loss	54,313,754	0
Derivative Financial Instruments	15,838,112	6,311,515
Repurchase Transactions	434,474,772	512,647,180
Other Financial Liabilities	1,583,345,763	1,867,302,542
Financing Received from the Argentine Central Bank and Other Financial Institutions	384,726,555	108,384,967
Debt Securities	1,145,779,565	898,875,668
Current Income Tax Liabilities	0	107,316,937
Subordinated Debt Securities	516,103,776	475,460,525
Provisions	122,046,795	551,446,404
Deferred Income Tax Liabilities	0	150,332,367
Insurance Contracts Liabilities	0	0
Other Non-financial Liabilities	754,275,161	689,837,200
Total Liabilities	30,577,566,473	28,228,521,969
Operating segments | Naranja X
Assets
Cash and Due from Banks	204,977,246	86,914,441
Debt Securities at fair value through profit or loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	805,468,147	0
Other Financial Assets	171,431,501	1,122,165,074
Loans and Other Financing	4,996,574,982	4,557,435,961
Other Debt Securities	803,553,348	329,461,862
Financial Assets Pledged as Collateral	127,815,194	296,428,542
Current Income Tax Assets	0	0
Investments in Equity Instruments	0	0
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	85,353,440	90,775,884
Intangible Assets	26,419,143	23,330,375
Deferred Income Tax Assets	192,342,593	102,350,608
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	43,722,038	27,552,689
Non-current Assets Held for Sale	0	0
Total Assets	7,457,657,632	6,636,415,436
Liabilities
Deposits from customers	2,520,303,653	1,865,674,570
Liabilities at fair value through profit or loss	560,487	0
Derivative Financial Instruments	13,675,685	5,709,216
Repurchase Transactions	321,990,580	108,881,336
Other Financial Liabilities	2,292,324,155	2,469,277,743
Financing Received from the Argentine Central Bank and Other Financial Institutions	510,331,776	597,475,423
Debt Securities	522,761,125	332,686,434
Current Income Tax Liabilities	61,786,801	58,544,705
Subordinated Debt Securities	0	0
Provisions	2,176,106	2,139,771
Deferred Income Tax Liabilities	0	0
Insurance Contracts Liabilities	0	0
Other Non-financial Liabilities	193,892,206	162,511,403
Total Liabilities	6,439,802,574	5,602,900,601
Operating segments | Insurance
Assets
Cash and Due from Banks	4,012,622	12,842,266
Debt Securities at fair value through profit or loss	645,278,986	557,876,757
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Assets	179,602,375	202,927,638
Loans and Other Financing	0	(44,089,450)
Other Debt Securities	180,851,040	99,226,433
Financial Assets Pledged as Collateral	0	0
Current Income Tax Assets	1,986,124	275,250
Investments in Equity Instruments	4,364,453	3,274,241
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	9,021,870	8,373,425
Intangible Assets	22,902,729	23,767,214
Deferred Income Tax Assets	121,702,283	126,535,162
Insurance Contract Assets	64,177,493	45,047,540
Reinsurance Contract Assets	77,776,604	71,638,586
Other Non-financial Assets	8,959,418	9,694,164
Non-current Assets Held for Sale	0	0
Total Assets	1,320,635,997	1,117,389,226
Liabilities
Deposits from customers	0	0
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Liabilities	0	49,085
Financing Received from the Argentine Central Bank and Other Financial Institutions	0	0
Debt Securities	0	0
Current Income Tax Liabilities	11,026,997	9,121,036
Subordinated Debt Securities	0	0
Provisions	2,182,527	(29,511,890)
Deferred Income Tax Liabilities	19,151,225	18,818,597
Insurance Contracts Liabilities	970,548,854	876,361,677
Other Non-financial Liabilities	108,985,004	82,815,374
Total Liabilities	1,111,894,607	957,653,879
Operating segments | Other Businesses
Assets
Cash and Due from Banks	477,325,840	310,026,900
Debt Securities at fair value through profit or loss	189,312,771	94,309,491
Derivative Financial Instruments	2,418,894	0
Repurchase Transactions	0	0
Other Financial Assets	255,154,490	162,038,582
Loans and Other Financing	55,059,539	26,495,646
Other Debt Securities	138,807,593	125,390,696
Financial Assets Pledged as Collateral	14,308,465	26,742,281
Current Income Tax Assets	0	0
Investments in Equity Instruments	7,347,400	10,750,670
Equity investments in Associates and Joint Ventures	9,496,633	0
Property, Plant and Equipment	2,981,228	3,485,107
Intangible Assets	2,259,122	4,720,436
Deferred Income Tax Assets	3,644,495	15,402,332
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	40,296,366	61,668,472
Non-current Assets Held for Sale	0	0
Total Assets	1,198,412,836	841,030,613
Liabilities
Deposits from customers	0	0
Liabilities at fair value through profit or loss	0	15,939,439
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Liabilities	422,639,364	296,645,876
Financing Received from the Argentine Central Bank and Other Financial Institutions	603,694	19
Debt Securities	0	110,231,859
Current Income Tax Liabilities	50,359,288	36,545,961
Subordinated Debt Securities	0	0
Provisions	74,348	4,751,889
Deferred Income Tax Liabilities	7,093,838	11,279,541
Insurance Contracts Liabilities	0	0
Other Non-financial Liabilities	204,105,897	81,846,877
Total Liabilities	684,876,429	557,241,461
Adjustments
Assets
Cash and Due from Banks	(392,866,324)	(203,524,658)
Debt Securities at fair value through profit or loss	(32,953,045)	(13,801,030)
Derivative Financial Instruments	(11,173,185)	(1,927,974)
Repurchase Transactions	(79,368,315)	(53,652,807)
Other Financial Assets	(160,010,686)	(10,080,432)
Loans and Other Financing	(74,781,845)	(130,609,513)
Other Debt Securities	(153,160,309)	(125,390,696)
Financial Assets Pledged as Collateral	0	0
Current Income Tax Assets	0	0
Investments in Equity Instruments	0	0
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	0	0
Intangible Assets	0	0
Deferred Income Tax Assets	0	0
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	0	195
Non-current Assets Held for Sale	0	0
Total Assets	(904,313,709)	(538,986,915)
Liabilities
Deposits from customers	(418,025,921)	(213,050,008)
Liabilities at fair value through profit or loss	(431,163)	(4,092,786)
Derivative Financial Instruments	(11,173,185)	(1,927,975)
Repurchase Transactions	(79,368,315)	(53,652,612)
Other Financial Liabilities	(60,434,369)	(1,669,479)
Financing Received from the Argentine Central Bank and Other Financial Institutions	(13,916,313)	(124,704,075)
Debt Securities	(46,200,323)	(13,801,030)
Current Income Tax Liabilities	0	0
Subordinated Debt Securities	(139,913,031)	(125,390,696)
Provisions	0	0
Deferred Income Tax Liabilities	0	0
Insurance Contracts Liabilities	0	(59,893)
Other Non-financial Liabilities	(134,851,089)	(638,361)
Total Liabilities	$ (904,313,709)	$ (538,986,915)